Investment Portfolioas of July 31, 2024 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 98.8%
Australia 3.3%
AMP Ltd.	854,202	665,483
Bravura Solutions Ltd.*	590,225	442,668
Charter Hall Long Wale REIT	355,659	833,323
IPH Ltd.	309,244	1,244,963
Nickel Industries Ltd.	1,407,204	794,644
Orora Ltd.	1,232,125	1,650,835
(Cost $7,527,398)		5,631,916
Canada 2.9%
AtkinsRealis Group, Inc.	14,475	623,600
Badger Infrastructure Solutions Ltd.	19,872	561,336
Bird Construction, Inc.	49,518	928,563
Finning International, Inc.	14,030	402,106
Quebecor, Inc. "B"	42,102	930,077
Richelieu Hardware Ltd.	38,554	1,138,762
Russel Metals, Inc.	15,032	437,029
(Cost $4,580,976)		5,021,473
Denmark 1.3%
Topdanmark AS (Cost $2,071,484)	43,026	2,342,281
France 2.3%
Alten SA	12,438	1,368,922
Eiffage SA	15,518	1,546,951
Vallourec SACA*	61,705	1,001,004
(Cost $3,778,377)		3,916,877
Germany 2.5%
AIXTRON SE (a)	82,504	1,940,355
Jumia Technologies AG (ADR)*	116,754	1,410,388
United Internet AG (Registered)	44,579	988,174
(Cost $2,737,688)		4,338,917
Ireland 0.9%
Dalata Hotel Group PLC (Cost $1,843,675)	343,977	1,531,112
Italy 1.6%
Buzzi SpA (Cost $1,568,255)	68,644	2,697,698
Japan 6.7%
BML, Inc.	56,400	1,125,705
JTOWER, Inc.*	49,600	536,935
Kusuri no Aoki Holdings Co., Ltd.	34,980	728,966
Mani, Inc.	52,500	739,245
Nankai Electric Railway Co., Ltd.	44,900	796,723
Optorun Co., Ltd.	60,000	780,526
Sawai Group Holdings Co., Ltd.	21,100	933,907

Systena Corp.	1,341,600	3,028,790
Tsurumi Manufacturing Co., Ltd.	24,400	647,065
TV Asahi Holdings Corp.	79,600	1,112,386
Zenkoku Hosho Co., Ltd.	26,100	1,081,908
(Cost $11,257,232)		11,512,156
Jersey 0.7%
Novocure Ltd.* (b) (Cost $1,040,759)	50,273	1,144,716
Korea 2.2%
Amotech Co., Ltd.*	220,829	923,771
Grand Korea Leisure Co., Ltd.	48,583	426,209
Hite Jinro Co., Ltd.	70,460	1,067,254
Seah Besteel Holdings Corp.	96,756	1,336,487
(Cost $4,989,241)		3,753,721
Malta 0.6%
Kindred Group PLC (Cost $706,011)	85,695	1,012,146
Portugal 0.3%
REN - Redes Energeticas Nacionais SGPS SA (a) (Cost $692,751)	244,473	620,732
Puerto Rico 1.0%
Popular, Inc. (Cost $1,225,067)	16,283	1,671,124
Sweden 1.5%
Cibus Nordic Real Estate AB publ	97,103	1,517,429
Xvivo Perfusion AB*	22,852	1,083,375
(Cost $1,881,739)		2,600,804
Switzerland 2.4%
OC Oerlikon Corp. AG (Registered)	289,057	1,626,993
Siegfried Holding AG (Registered)	2,231	2,599,136
(Cost $3,090,561)		4,226,129
United Kingdom 7.2%
Clarkson PLC	20,800	1,214,301
Computacenter PLC	57,969	2,004,541
Drax Group PLC	202,959	1,690,525
Dunelm Group PLC	39,688	630,590
Genus PLC	31,001	728,776
Greggs PLC	53,283	2,150,067
Softcat PLC	61,041	1,275,621
TechnipFMC PLC (c)	91,714	2,705,563
(Cost $8,873,928)		12,399,984
United States 61.4%
Adeia, Inc.	43,900	515,825
Affiliated Managers Group, Inc.	11,752	2,181,406
Alcoa Corp.	37,782	1,248,317
Americold Realty Trust, Inc. (REIT)	55,686	1,664,455
Apple Hospitality REIT, Inc. (REIT)	47,123	696,949
ArcBest Corp.	13,756	1,733,944
Armada Hoffler Properties, Inc. (REIT)	42,191	501,229
Ashland, Inc.	15,691	1,516,535
Aspen Aerogels, Inc.*	103,001	2,102,250

Atkore, Inc.	12,503	1,687,905
Avis Budget Group, Inc.	7,671	774,848
Bank OZK	19,310	905,446
Benchmark Electronics, Inc.	57,293	2,742,616
Bluebird Bio, Inc.* (a)	796,491	923,930
Bridgebio Pharma, Inc.*	61,761	1,602,698
Builders FirstSource, Inc.*	19,198	3,213,169
Carvana Co.*	17,363	2,313,272
Casey's General Stores, Inc.	8,059	3,125,603
Chord Energy Corp.	5,913	1,015,026
Clearway Energy, Inc. "A"	22,610	556,884
CNX Resources Corp.*	65,574	1,735,744
Delek U.S. Holdings, Inc.	67,362	1,601,868
Ducommun, Inc.*	38,961	2,500,127
Easterly Government Properties, Inc. (REIT)	48,992	682,459
EastGroup Properties, Inc. (REIT)	5,599	1,046,957
Essential Properties Realty Trust, Inc. (REIT)	19,555	578,632
Exact Sciences Corp.*	12,064	551,084
First Citizens BancShares, Inc. "A"	546	1,139,879
Five Below, Inc.*	7,880	573,191
Four Corners Property Trust, Inc. (REIT)	75,838	2,058,243
Fulgent Genetics, Inc.*	36,653	877,106
Healthpeak Properties, Inc. (REIT)	54,291	1,184,630
Hecla Mining Co.	216,870	1,253,509
Hillenbrand, Inc.	39,165	1,732,268
ImmunityBio, Inc.* (a)	90,212	464,592
Industrial Logistics Properties Trust (REIT)	189,736	975,243
Jefferies Financial Group, Inc.	35,001	2,046,508
Kimco Realty Corp. (REIT)	34,728	754,639
Kite Realty Group Trust (REIT)	35,508	875,627
Kohl's Corp.	23,599	511,154
Ladder Capital Corp. (REIT)	58,386	700,632
Lamb Weston Holdings, Inc.	18,360	1,101,967
Lazard, Inc.	28,602	1,406,360
Lumentum Holdings, Inc.*	23,292	1,206,060
Madison Square Garden Sports Corp.*	11,095	2,223,549
MicroStrategy, Inc. "A"*	747	1,205,987
Modine Manufacturing Co.*	25,298	2,976,563
New Jersey Resources Corp.	23,014	1,075,905
NiSource, Inc.	30,515	953,594
Option Care Health, Inc.*	65,375	1,940,984
Premier, Inc. "A"	36,466	765,057
Reinsurance Group of America, Inc.	10,142	2,286,311
Rush Enterprises, Inc. "A"	74,382	3,794,226
SentinelOne, Inc. "A"*	126,070	2,887,003
SkyWest, Inc.*	32,441	2,593,334
SouthState Corp.	24,122	2,387,354
Spectrum Brands Holdings, Inc.	13,630	1,153,234
Stride, Inc.*	19,091	1,450,534
Synovus Financial Corp.	69,646	3,255,950
Taylor Morrison Home Corp.*	37,498	2,515,366
Teladoc Health, Inc.*	70,530	665,098
Thermon Group Holdings, Inc.*	92,325	3,029,183
TopBuild Corp.*	8,190	3,919,243
Trupanion, Inc.* (a)	28,220	1,045,833
Unum Group	21,974	1,264,164
Xponential Fitness, Inc. "A"*	36,849	632,697

YETI Holdings, Inc.*	40,276	1,665,413
Zions Bancorp. NA	34,197	1,766,959
(Cost $67,122,386)		106,034,327
Total Common Stocks (Cost $124,987,528)		170,456,113

Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e) (Cost $3,857,543)	3,857,543	3,857,543

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 5.37% (d) (Cost $1,780,623)	1,780,623	1,780,623

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $130,625,694)	102.0	176,094,279
Other Assets and Liabilities, Net	(2.0)	(3,501,854)
Net Assets	100.0	172,592,425
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Securities Lending Collateral 2.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e)
2,372,000	1,485,543 (f)	—	—	—	92,526	—	3,857,543	3,857,543
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 5.37% (d)
1,298,494	15,262,858	14,780,729	—	—	46,411	—	1,780,623	1,780,623
3,670,494	16,748,401	14,780,729	—	—	138,937	—	5,638,166	5,638,166

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2024 amounted to $3,675,426, which is 2.1% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2024.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At July 31, 2024 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Industrials	32,227,394	19%
Financials	26,147,600	15%
Consumer Discretionary	23,717,945	14%
Information Technology	20,322,684	12%
Health Care	16,145,409	9%
Real Estate	13,369,816	8%
Materials	12,600,275	7%
Energy	8,059,205	5%
Consumer Staples	7,177,024	4%
Communication Services	5,791,121	3%
Utilities	4,897,640	3%
Total	170,456,113	99%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,631,916	$—	$5,631,916
Canada	5,021,473	—	—	5,021,473
Denmark	—	2,342,281	—	2,342,281
France	—	3,916,877	—	3,916,877
Germany	1,410,388	2,928,529	—	4,338,917
Ireland	—	1,531,112	—	1,531,112
Italy	—	2,697,698	—	2,697,698
Japan	—	11,512,156	—	11,512,156
Jersey	1,144,716	—	—	1,144,716
Korea	—	3,753,721	—	3,753,721
Malta	—	1,012,146	—	1,012,146
Portugal	—	620,732	—	620,732
Puerto Rico	1,671,124	—	—	1,671,124
Sweden	—	2,600,804	—	2,600,804
Switzerland	—	4,226,129	—	4,226,129
United Kingdom	2,705,563	9,694,421	—	12,399,984
United States	106,034,327	—	—	106,034,327
Short-Term Investments (a)	5,638,166	—	—	5,638,166
Total	$123,625,757	$52,468,522	$—	$176,094,279

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGSCF-PH3
R-080548-2 (1/25)